S000000885 [Member] Annual Fund Operating Expenses - Wasatch Micro Cap Fund	Sep. 30, 2025
Investor Class shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.64%
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.59%